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                                 May 1, 1997


VIA EDGARLINK


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


        Re:   Canada Life Insurance Company of America
              Canada Life of America Series Fund
              File No. 33-28888


Dear Commissioners:

     On behalf of Canada Life Insurance Company of America (the "Company") and Canada Life of America Series Fund (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the prospectus and Statement of Additional Information ("SAI") for certain deferred variable annuity contracts offered by the Company through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not differ from the form of prospectus and SAI contained in Post-Effective Amendment No. 10 to the Form N1-A registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 24, 1997 via EDGARLINK.


              Sincerely,


              /s/ David A. Hopkins
              --------------------
              David A. Hopkins
              Secretary